CONVERTIBLE PROMISSORY NOTES (Details) (USD $)	12 Months Ended		28 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended					12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended		2 Months Ended				0 Months Ended		0 Months Ended				0 Months Ended				12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014	Mar. 30, 2012 Convertible Series D Preferred Stock	Feb. 21, 2012 Convertible Series D Preferred Stock	Jun. 30, 2012 Convertible Series D Preferred Stock	Dec. 31, 2012 Convertible Series D Preferred Stock	Jun. 30, 2014 Convertible Series D Preferred Stock	Dec. 31, 2013 Convertible Series D Preferred Stock	Mar. 30, 2012 FGIT Convertible Series D Preferred Stock	Mar. 30, 2012 March Note Assignment and Assumption Agreement Convertible Series D Preferred Stock	Dec. 31, 2013 Senior secured convertible promissory note item	Dec. 31, 2012 Senior secured convertible promissory note	Oct. 31, 2011 Senior secured convertible promissory note	Aug. 30, 2011 Senior secured convertible promissory note	Mar. 30, 2012 Senior secured convertible promissory note FGIT	Dec. 31, 2012 Senior secured convertible promissory note FGIT	Mar. 30, 2012 Senior secured convertible promissory note FGIT Convertible Series D Preferred Stock	Dec. 31, 2012 Senior secured convertible promissory note FGIT Convertible Series D Preferred Stock	Feb. 23, 2012 Senior secured convertible promissory note Assignment and Assumption Agreement	Feb. 23, 2012 Senior secured convertible promissory note Assignment and Assumption Agreement Assignee one	Feb. 23, 2012 Senior secured convertible promissory note Assignment and Assumption Agreement Assignee two	Mar. 29, 2014 Senior secured convertible promissory note Note Modification Agreements	Dec. 31, 2012 Senior secured convertible promissory note Note Modification Agreements	Feb. 23, 2012 Senior secured convertible promissory note Note Modification Agreements	Feb. 23, 2012 Senior secured convertible promissory note Note Modification Agreements Common stock	Feb. 23, 2012 Senior secured convertible promissory note Note Modification Agreements Warrant	Mar. 30, 2012 Senior secured convertible promissory note Note Amendments	Mar. 30, 2012 Senior secured convertible promissory note Note Amendments Common stock	Mar. 30, 2012 Senior secured convertible promissory note March Note Assignment and Assumption Agreement	Dec. 31, 2012 Senior secured convertible promissory note March Note Assignment and Assumption Agreement	Mar. 30, 2012 Senior secured convertible promissory note March Note Assignment and Assumption Agreement Common stock	Mar. 30, 2012 Senior secured convertible promissory note March Note Assignment and Assumption Agreement Convertible Series D Preferred Stock	Dec. 31, 2012 Senior secured convertible promissory note March Note Assignment and Assumption Agreement Convertible Series D Preferred Stock	Mar. 30, 2012 Senior secured convertible promissory note March Note Assignment and Assumption Agreement Assignee one	Mar. 30, 2012 Senior secured convertible promissory note March Note Assignment and Assumption Agreement Assignee one Common stock	Dec. 31, 2012 Senior secured convertible promissory note March Note Assignment and Assumption Agreement Assignee one Common stock	Dec. 31, 2013 Senior secured convertible promissory note Relief Canyon	Feb. 23, 2012 Senior secured convertible promissory note Platinum and Lakewood	Aug. 30, 2011 Senior secured convertible promissory note Platinum and Lakewood	Feb. 23, 2012 Senior secured convertible promissory note Platinum and Lakewood Assignment and Assumption Agreement	Mar. 30, 2012 Senior secured convertible promissory note Platinum and Lakewood Note Amendments	Feb. 23, 2012 Senior secured convertible promissory note Platinum Convertible Series D Preferred Stock	Feb. 23, 2012 Senior secured convertible promissory note Platinum Assignment and Assumption Agreement	Feb. 23, 2012 Senior secured convertible promissory note Platinum Note Modification Agreements Common stock	Feb. 23, 2012 Senior secured convertible promissory note Platinum Note Modification Agreements Warrant	Feb. 23, 2012 Senior secured convertible promissory note Lakewood Convertible Series D Preferred Stock	Feb. 23, 2012 Senior secured convertible promissory note Lakewood Assignment and Assumption Agreement	Feb. 23, 2012 Senior secured convertible promissory note Lakewood Note Modification Agreements Common stock	Feb. 23, 2012 Senior secured convertible promissory note Lakewood Note Modification Agreements Warrant	Mar. 30, 2012 9% Secured Promissory Note	Sep. 14, 2011 9% Secured Promissory Note	Dec. 31, 2012 9% Secured Promissory Note	Mar. 30, 2012 9% Secured Promissory Note Convertible Series D Preferred Stock
CONVERTIBLE PROMISSORY NOTES
Amount of debt issued																																									$ 8,000,000												$ 1,715,604
Interest rate (as a percent)													9.00%								9.00%																																9.00%
Period after Company or Gold Acquisition begins producing or extracting gold from mine used to determine payment of principal and interest																																							3 months
Period from Commencement Date used to determine payment of principal and interest													18 months																																								30 months
Number of monthly installments for payment of principal													12
Conversion price (in dollars per share)															$ 0.40	$ 0.55	$ 0.35									$ 0.40			$ 0.35		$ 0.35					$ 0.35																$ 0.35	$ 0.50
Price of common stock (in dollars per share)															$ 0.40													$ 0.489
Prepaid of notes																																								1,039,771				800,000				200,000
Amount of debt assigned																						2,400,000	1,600,000								2,992,014											4,000,000
Amount of debt retained by assignors																																													2,368,183				592,046
Warrants issued under agreement (in shares)																												5,180,400																			4,144,320				1,036,080
Shares of common stock issued under agreement																											2,000,000																			1,600,000				400,000
Warrants exercised price (in dollars per share)																												$ 0.40
Number of common stock issued for exercise of warrants																								2,967,143
Fair market value of common stock on the date of grant (in dollars per share)																											$ 0.489						$ 0.55				$ 0.55
Fair market value of common stock on the date of grant		978,000																									978,000
Fair market value of warrants on the date of grant (in dollars per share)																												$ 0.394
Fair market value of warrants on the date of grant																												2,044,186
Assumptions used to calculate fair value of the warrant
Stock price (in dollars per share)															$ 0.40													$ 0.489
Volatility (as a percent)																												110.00%
Expected life																												5 years
Risk free interest rate (as a percent)																												0.88%
Interest expenses in connection with the Modification Agreement																									3,022,186
Current principal amount of debt																															2,697,729												2,960,229
Amount of debt that can be converted in exchange of common stock																													262,500		1,892,014					1,600,000																1,015,604
Number of stock issued upon conversion (in shares)																			2,421,600											750,000			5,405,754	1,100,000			4,612,571																		1,024,744
Conversion price before amendment (in dollars per share)																	$ 0.40												$ 0.40		$ 0.40					$ 0.40																$ 0.40
Loss from extinguishment of debts		(4,769,776)	(4,769,776)														475,671	787,319											51,563		529,911	294,285	615,138		357,635	317,114																483,094		333,168
Fair market value of common stock issued upon conversion		12,958,913																															3,256,252					524,878
Amount of aggregate purchase price payable by Assignees waived by original issuer																															264,238
Value of embedded beneficial conversion feature		168,163	1,883,767																												294,285
Fair value of debt																															168,163
Additional number of shares that assignee received upon conversion																			501,021														1,118,432	227,586			954,325																		212,017
Amount of remaining assigned debt amended																	2,400,000														1,100,000
Stated value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 1.00	$ 1.00																																								$ 1.00
Conversion price of stock (in dollars per share)					$ 0.35	$ 0.40	$ 0.32					$ 0.35
Preferred stock deemed dividend	4,101,659	2,702,777	10,088,832		79,278			537,499												286,298															130,049																			121,152
Accrued and unpaid interest																	21,600																			14,400																9,140
Unamortized debt discount														$ 6,933,333																																								$ 897,117
Period following payment and/or conversion in full used to determine payment of principal and interest																																																					10 days
Price of debt instruments which may be pre-paid, in full or in part, as a percentage of aggregate principal amount																																																					105.00%